PROVISIONS AND OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non Current Provisions and Other Non-current Liabilities
The line item Non-current provisions and other non-current liabilities breaks down as follows:

(€ million)	June 30, 2020	June 30, 2019	December 31, 2019
Non-current provisions	7,768	7,401	7,353
Other non-current liabilities	2,017	1,698	1,968
Total	9,785	9,099	9,321

Summary of Movements in Non-current Provisions
The table below shows movements in provisions:

(€ million)	Provisions for pensions & other post-employment benefits	Provisions for other long-term benefits	Restructuring provisions		Other provisions		Total
Balance at January 1, 2020	3,827	855	600		2,071		7,353
Increases in provisions and other liabilities	144	60	531	(a)	149		884
Provisions utilized	(47)	(66)	(2)		(98)		(213)
Reversals of unutilized provisions	(93)	—	(21)		(78)	(b)	(192)
Transfers	—	(1)	(117)	(c)	(76)		(194)
Net interest related to employee benefits, and unwinding of discount	29	1	—		5		35
Currency translation differences	(24)	(2)	(3)		(22)		(51)
Actuarial gains and losses on defined-benefit plans	146	—	—		—		146
Balance at June 30, 2020	3,982	847	988		1,951		7,768
(a)Charges to restructuring provisions relate mainly to headcount adjustment plans in Europe.
(b)Amounts charged during the first half of 2020 relate mainly to provisions for products, litigation and other liabilities
(c)This movement includes transfers between current and non-current.

Disclosure of Remeasuresment of Net Defined Benefit Liability Asset
Actuarial gains and losses arising on pensions and other post-employment benefits and recognized in equity are as follows (amounts reported before tax):

(€ million)	June 30, 2020 (6 months)		June 30, 2019 (6 months)		December 31, 2019 (12 months)
Actuarial gains/(losses) on plan assets	308		655		926
Actuarial gains/(losses) on benefit obligations	(454)	(a)	(1,190)	(b)	(1,301)
(a)Includes the effects of (i) the change in the discount rate in the United Kingdom and the United States (-0.50%) and (ii) the change in the inflation rate in the United Kingdom (-0.05%) in the first half of 2020.
(b)Includes the effects of changes in discount rates (in a range between -0.65% and -1.00%) and in the United Kingdom inflation rate (+0.05%) in the first half of 2019.

Other Non-current Liabilities
Other non-current liabilities comprise the following :

(€ million)	June 30, 2020 (6 months)	June 30, 2019 (6 months)	December 31, 2019 (12 months)
Non-current liabilities related to income taxes (a)	1,712	1,452	1,666
Other non-current liabilities	305	246	302
Total	2,017	1,698	1,968
(a) Non-current liabilities related to income taxes include uncertainties over income tax treatments amounting to €1,064 million as of June 30, 2020, €812 million as of June 30, 2019, and €1,031 million as of December 31, 2019.